Equity - Summary of Foreign Currency Translation Differences Attributable to Shareholders (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (453,995)	$ (2,610,348)	$ (3,165,288)
Empresa Distribuidora Sur S.A. (Distribution) [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(128,320)	(151,019)	(145,948)
Compania Distribuidora y Comercializadora de Energia S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	149,973	211,975	211,027
Enel Distribucion Peru S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	63,180	59,666	79,734
Dock Sud [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(21,517)	(19,800)	(8,074)
Enel Brasil S A
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(529,654)	(646,185)	(972,625)
Enel Generación Costanera S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(9,381)	(9,543)	(5,545)
Emgesa S.A. E.S.P. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	17,908	22,187	22,308
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(126,421)	(110,183)	(86,372)
Generandes Peru S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	125,588	115,350	138,188
Enel Generacion Piura S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	12,984	11,769	16,257
Other [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (8,335)	(4,688)	(2,548)
Foreign Currency Translation [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL		$ (2,089,877)	$ (2,411,690)